Intangible assets excluding goodwill	12 Months Ended
Dec. 31, 2021
Intangible assets excluding goodwill [Abstract]
Intangible assets excluding goodwill [Text Block]

13Intangible assets excluding goodwill

Philips Group

Intangible assets excluding goodwill

in millions of EUR

	brand names	customer relationships	technology	product development	product development construction in progress	software	other	total
Balance as of January 1, 2021
Cost	556	2,036	2,434	2,519	480	723	135	8,883
Amortization/ impairments	(437)	(1,385)	(1,565)	(1,897)	(83)	(427)	(91)	(5,886)
Book value	120	651	869	622	398	295	44	2,997
Changes in book value:
Additions			9	1	261	117	2	392
Assets available for use				247	(247)	-	-	-
Acquisitions	62	544	235			-	-	841
Amortization	(21)	(126)	(114)	(219)	-	(85)	(3)	(568)
Impairments		(3)	(57)	(51)	(15)	-	-	(126)
Transfers to assets classified as held for sale	(10)	(3)	(11)	(17)	(6)	(34)		(82)
Translation differences and other	12	80	69	17	23	(7)	1	195
Total changes	42	492	131	(22)	17	(8)	1	653
Balance as of December 31, 2021
Cost	644	2,590	2,605	2,701	505	754	146	9,944
Amortization/ impairments	(481)	(1,447)	(1,605)	(2,102)	(91)	(467)	(101)	(6,294)
Book Value	162	1,143	1,000	599	414	287	44	3,650

Philips Group

Intangible assets excluding goodwill

in millions of EUR

	brand names	customer relationships	technology	product development	product development construction in progress	software	other	total
Balance as of January 1, 2020
Cost	709	2,476	2,491	2,387	578	784	154	9,579
Amortization/ impairments	(524)	(1,587)	(1,530)	(1,795)	(56)	(527)	(94)	(6,113)
Book value	184	890	961	592	523	257	59	3,466

Changes in book value:
Additions		1	12	-	305	127	2	449
Assets available for use				373	(374)		-	-
Acquisitions	8	1	175	-			-	185
Amortization	(26)	(121)	(103)	(221)	-	(84)	(4)	(560)
Impairments	-	(1)	(118)	(62)	(44)	(2)	(8)	(235)
Transfers to assets classified as held for sale	(33)	(55)	(1)	(8)	(2)	(3)		(102)
Translation differences and other	(13)	(64)	(58)	(53)	(10)	-	(6)	(204)
Total changes	(65)	(239)	(92)	30	(125)	38	(15)	(468)
Balance as of December 31, 2020
Cost	556	2,036	2,434	2,519	480	723	135	8,883
Amortization/ impairments	(437)	(1,385)	(1,565)	(1,897)	(83)	(427)	(91)	(5,886)
Book Value	120	651	869	622	398	295	44	2,997

Acquisitions in 2021 involved Intangible assets of EUR 841 million in aggregate (2020: EUR 185 million). For more information, refer to Acquisitions and divestments.

Impairments in 2021 were EUR 126 million (2020: EUR 235 million) and mainly relate to technology (EUR 57 million) and product development (EUR 51 million). The most notable impairment in 2021 is in the Diagnosis & Treatment segment, for technology assets in Image Guided Therapy-Systems (IGT Systems) of EUR 55 million. This impairment charge is based on a trigger-based test on the CGU EPD, a business category and an innovator in image-guided procedures for cardiac arrhythmias (heart rhythm disorders). The impairment charge is a result of more severe short-term impacts of COVID-19 and the competitive environment. The basis of the recoverable amount used in this test is the value in use, and an after-tax discount rate of 6.5% is applied. After the impairment charge the recoverable amount of the related intangible assets is EUR 29 million.

Other notable impairments in 2021 were in the Connected Care segment, for product development in the Sleep & Respiratory Care (S&RC) business of EUR 35 million. The impairment in the S&RC business is due to delays in commercialization as a result of product improvements needed in combination with resource constraints as a result of the Respironics voluntary recall notification.

In 2021 the impact of COVID-19 has gradually reduced, however there continues to be uncertainty and volatility related to the impact of the pandemic, including global supply chain challenges. Where relevant, and to the extent possible, the estimated impact of the COVID-19 pandemic, supply chain challenges and resulting uncertainties have been taken into account when assessing the valuation of intangible assets excluding goodwill. As was the case in 2020, the company uses scenarios in the business forecasting process and the most reasonable and supportable assumptions which represent management’s best estimate are used as the basis for the value-in-use tests. These scenarios take into account the expected impact of COVID-19, amongst other factors.

The amortization of intangible assets is specified in Income from operations.

The expected useful lives of the intangible assets excluding goodwill are as follows:

Philips Group

Expected useful lives of intangible assets excluding goodwill in years

Brand names	2-20
Customer relationships	2-25
Technology	3-20
Other	1-10
Software	1-10
Product development	3-10

The weighted average expected remaining life of brand names, customer relationships, technology and other intangible assets is 9.6 years as of December 31, 2021 (2020: 9.1 years).

The most notable intangible assets as of December 31, 2021 relate to the BioTelemetry customer relationships and technology with a carrying value of EUR 391 million and EUR 162 million and a remaining amortization period of 15 years and 11 years, respectively and Spectranetics customer relationships and technology with a carrying value of EUR 292 million and EUR 210 million and a remaining amortization period of 16 years and 11 years, respectively. The most notable intangible assets as of December 31, 2020 relate to the Spectranetics customer relationships and technology with a carrying value of EUR 287 million and EUR 212 million and a remaining amortization period of 17 years and 12 years, respectively.